INVESTMENTS	9 Months Ended
Sep. 30, 2019
INVESTMENTS
INVESTMENTS

4. INVESTMENTS

Marketable Securities

Marketable securities, which the Company classifies as available-for-sale securities, primarily consist of high quality commercial paper, corporate bonds, and U.S. government debt obligations. Marketable securities with remaining effective maturities of twelve months or less from the balance sheet date are classified as short-term; otherwise, they are classified as long-term on the condensed consolidated balance sheets.

The following tables provide the Company’s marketable securities by security type as of September 30, 2019 and December 31, 2018 (in thousands):

	As of September 30, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Commercial Paper and corporate bonds	$7,527	$—	$(5)	$7,522
US government agency debt security	12,351	16	—	12,367
Total	$19,878	$16	$(5)	$19,889

Contractual maturities of the Company’s marketable securities as of September 30, 2019 and December 31, 2018 are summarized as follows (in thousands):

	As of September 30, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Due in one year or less	$19,878	$16	$(5)	$19,889
Total	$19,878	$16	$(5)	$19,889

At September 30, 2019, the Company had $11 thousand of net unrealized gains primarily due to an increase in the fair value of certain U.S. government agency debt securities.

During the three and nine months ended September 30, 2019, the Company recorded no net realized gains or losses from the sale of marketable securities.

As of September 30, 2019, we did not intend to sell and it was not likely that we would be required to sell these investments before recovery of their amortized cost basis, which may be at maturity. Unrealized losses related to these investments are primarily due to interest rate fluctuations as opposed to changes in credit quality. Therefore, as of September 30, 2019, we have recognized no other-than-temporary impairment loss.